Discontinued Operations	12 Months Ended
Mar. 31, 2020
Discontinued Operations and Disposal Groups [Abstract]
DISCONTINUED OPERATIONS

NOTE 2: DISCONTINUED OPERATIONS

As a result of receiving letters of intent for the sale of key assets of Sable, Pioneer and Magnolia Solar, and the approval by the Company's Board in May 2018 to sell the assets, those assets were included in assets held for sale and their operations included in discontinued operations. All discontinued operations have been sold or ceased operations by May 31, 2019, so there are no remaining assets or liabilities of the discontinued operations.

Carrying amounts of major classes of assets and liabilities classified as held for sale and included as part of discontinued operations in the consolidated balance sheet as of March 31, 2019 consisted of the following:

2019
Other current assets	$23
Current assets – held for sale	$23

Accounts payable	$23
Accrued liabilities	11
Current liabilities – held for sale	$34

Major line items constituting income (loss) from discontinued operations in the consolidated statements of operations for the year ended March 31, 2019 related to Sable, Pioneer and Magnolia consisted of the following:

2019
Revenue	$9,883
Cost of revenue	10,515
Gross (loss)	(632)
Operating expenses	1,668
Loss from discontinued operations	$(2,300)
Non-cash expenses	$452

Non-cash expenses above consist principally of depreciation, amortization and impairment costs. Capital expenditures of discontinued operations were principally at Sable and amounted to $268 for fiscal 2019.

Gain on the sale of Sable assets of $57 in March 2019 was recognized in discontinued operations.

Pursuant to ASC 205-20, Presentation of Financial Statements – Discontinued Operations, ASC-20-45-1B, paragraph 360-10-45-15, Pinnacle Vac will be disposed of other than by sale via an abandonment and termination of operations with no intent to classify the entity or assets as Available for Sale. Pursuant to ASC 205-20-45-3A, the results of operations of Pinnacle Vac from inception to discontinuation of operations will be reclassified to a separate component of income, below Net Income/(Loss), as a Loss on Discontinued Operations.

All of the equipment assets of Pinnacle Vac and the related loan liabilities will be subsequently transitioned into Capstone to continue servicing the debt. The remaining current assets of Pinnacle Vac will be used to settle any outstanding current liabilities of Pinnacle Vac. A loss contingency will be recorded if any of the outstanding liabilities or obligations of Pinnacle Vac resulting from this abandonment are reasonably estimable and likely to be incurred.

Banner Midstream made the decision to discontinue the operations of its wholly owned subsidiary, Pinnacle Vac Service LLC ("Pinnacle Vac"), effective October 31, 2018 due to the inability of Pinnacle Vac's management to develop a sustainable, profitable business model. The managerial staff of Pinnacle Vac was terminated on November 15, 2018 and Pinnacle Vac's rental facility at Sligo Rd was vacated on November 15, 2018.

Carrying amounts of major classes of assets and liabilities included as part of discontinued operations in the consolidated balance sheet as of March 31, 2020 for Pinnacle Vac consisted of the following:

Property and equipment, net	$249
Non-current assets	$249

Accounts payable	$228
Current liabilities	$228

There was no income (loss) from discontinued operations for the period March 28, 2020 through March 31, 2020.

After consideration of all the evidence, both positive and negative, management has recorded a full valuation allowance due to the uncertainty of realizing income tax benefit for all periods presented, and the income tax provision for all periods presented was considered immaterial. Thus, no separate tax provision or benefit relating to discontinued operations is included here or on the face of the consolidated statements of operations.